Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets
Condensed Balance Sheets

	December 31,
	2013	2012
Assets
Cash and due from banks	$3,479,895	$4,083,024
Investment in common stock of subsidiary	37,426,345	39,649,911
Loan receivable from subsidiary	291,037	326,564
Other assets	130,137	118,690

Total assets	$41,327,414	$44,178,189

Liabilities
Other liabilities	$188,618	$57,860

Stockholders’ Equity	41,138,796	44,120,329

Total liabilities and stockholders’ equity	$41,327,414	$44,178,189

Schedule of Condensed Statements of Income and Comprehensive Income
Condensed Statements of Income and Comprehensive Income (Loss)

	Year Ending December 31,
	2013	2012
Income
Dividends from subsidiary	$1,500,000	$1,000,000
Other income	14,177	21,110

Total income	1,514,177	1,021,110

Expenses
Other expenses	465,624	417,781

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	1,048,553	603,329

Income Tax Benefit	(182,847)	(162,099)

Income Before Equity in Undistributed Income of Subsidiary	1,231,400	765,428

Equity in Undistributed Income of Subsidiary	1,982,245	2,801,596

Net Income	$3,213,645	$3,567,024

Comprehensive Income (Loss)	$(1,069,912)	$3,791,127

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Year Ending December 31,
	2013	2012
Operating Activities
Net income	$3,213,645	$3,567,024
Items not providing cash, net	(1,982,245)	(2,801,596)
Stock-based compensation expense	90,162	67,931
Change in other assets and liabilities, net	112,013	(156,994)

Net cash provided by operating activities	1,433,575	676,365

Investing Activity
Loan payment from subsidiary	35,527	34,409

Net cash provided by investing activities	35,527	34,409

Financing Activities
Dividends paid	(565,526)	(748,896)
Stock repurchase	(1,596,959)	(230,520)
Exercise of stock options	90,254	16,790

Net cash used in financing activities	(2,072,231)	(962,626)

Net Change in Cash and Cash Equivalents	(603,129)	(251,852)

Cash and Cash Equivalents at Beginning of Year	4,083,024	4,334,876

Cash and Cash Equivalents at End of Year	$3,479,895	$4,083,024